Share-Based Compensation - Summary of Fair Value of Stock Options Valuation Assumptions (Detail) - Share-based Payment Arrangement, Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility Minimum	37.00%	36.70%	35.20%
Expected volatility Maximum	39.00%	38.70%	44.20%
Risk-free interest rate (per annum) Minimum	3.88%	3.40%	1.44%
Risk-free interest rate (per annum) Maximum	4.71%	4.89%	3.97%
Exercise multiples	2.8	2.8	2.8
Expected dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of underlying ordinary shares	$ 0.314	$ 0.29	$ 0.302
Fair value of share option	0.314	0.29	0.302
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of underlying ordinary shares	0.442	0.4	0.461
Fair value of share option	$ 0.442	$ 0.4	$ 0.461